Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	113 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000173812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000173813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
Without Sales Load [Member] | C000173812
Average Annual Return [Line Items]
Average Annual Return, Percent	69.94%	22.21%	11.51%
Without Sales Load [Member] | C000173813
Average Annual Return [Line Items]
Average Annual Return, Percent	69.51%	21.82%	11.15%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	30.27%	11.45%	12.95%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.49%	11.96%	13.28%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	30.27%	11.45%	12.95%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.49%	11.96%	13.28%